Risk information - Market risk (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 SEK (kr)
Risk information
VAR horizon period (in years)	2 years
Market risk
Risk information
Confidence level for VAR calculation	99.00%
VAR for own funds
Risk information
Market risk amount	kr 26	kr 18
VAR for liquidity portfolio
Risk information
Market risk amount	13	10
sVaR
Risk information
Market risk amount	100	123
Aggregated risk measure
Risk information
Market risk amount	445	452
Interest rate risk regarding changes in the economic value of SEK's portfolio (EVE)
Risk information
Market risk amount	kr 334	252
Risk change (in basis points)	100
NII risk together with risk to NII from cross-currency basis spreads
Risk information
Market risk amount	kr 271	255
Interest rate risk regarding changes in future net interest income (NII)
Risk information
Risk change (in basis points)	100
Risk to NII from cross currency basis spreads
Risk information
Risk period to NII from cross-currency basis swaps (in months)	12 months
Credit spread risk in assets
Risk information
Market risk amount	kr 290	357
Risk change (in basis points)	100
Credit spread risk in own debt
Risk information
Market risk amount	kr 312	456
Risk change (in basis points)	20
Cross currency basis spread risk
Risk information
Market risk amount	kr 233	278
Currency risk
Risk information
Market risk amount	kr 3	4
Assumed change in all foreign currency positions	10.00%
Interest-rate volatility risk
Risk information
Market risk amount	kr 79	50
Tenor basis spread risk
Risk information
Market risk amount	kr 94	kr 87
Risk change (in basis points)	10
Tenor basis spread risk | Minimum
Risk information
Lending and borrowing which is not swapped to three month tenor (in months)	1 month
Tenor basis spread risk | Maximum
Risk information
Lending and borrowing which is not swapped to three month tenor (in months)	6 months